Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Moderate Growth Portfolio

(each, a “Portfolio,” and together, the “Portfolios”)

Supplement dated January 28, 2025

to each Portfolio’s Summary Prospectus and Prospectus dated

July 29, 2024, as supplemented and amended to date

Effective immediately, in the section of each Portfolio’s Summary Prospectus entitled “Investment Adviser” and in the section of the Portfolios’ Prospectus entitled “Portfolio Summary: SA Multi-Managed Diversified Fixed Income Portfolio – Investment Adviser;” “Portfolio Summary: SA Multi-Managed Growth Portfolio – Investment Adviser;” “Portfolio Summary: SA Multi-Managed Income Portfolio – Investment Adviser;” “Portfolio Summary: SA Multi-Managed Income/Equity Portfolio – Investment Adviser;” and “Portfolio Summary: SA Multi-Managed Moderate Growth Portfolio – Investment Adviser,” as applicable, the following information is added to the table under the heading “Portfolio Managers”:

Name and Title	Portfolio Manager of the Portfolio Since
Connor Fitzgerald, CFA Senior Managing Director, Partner and Fixed Income Portfolio Manager	January 2025

In the section of the Portfolios’ Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” “Wellington Management Company LLP (“Wellington Management”),” the second and third paragraphs are deleted and replaced with the following:

The Fixed Income Component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Joseph F. Marvan, CFA, Robert D. Burn, CFA, and Connor Fitzgerald, CFA. Mr. Goodman, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Marvan, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Burn, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007. Mr. Fitzgerald, Senior Managing Director, Partner and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2015.

A portion of the SA Multi-Managed Diversified Fixed Income Portfolio is managed by Campe Goodman, CFA, Joseph F. Marvan, CFA, Robert D. Burn, CFA, and Connor Fitzgerald, CFA.

Capitalized terms used but not defined herein shall have the meanings assigned to them by each Portfolio’s Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN5.4 (1/25)

Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Moderate Growth Portfolio

(each, a “Portfolio,” and together, the “Portfolios”)

Supplement dated January 28, 2025

to each Portfolio’s Statement of Additional Information (“SAI”)

dated July 29, 2024, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to Wellington Management Company, LLP (“Wellington Management”), the following information is added for each Portfolio. If applicable, the total number of accounts and total assets in accounts that have an advisory fee that is all or partly based on the account’s performance are provided in parentheses:

Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of 12/31/2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Wellington Management	Fitzgerald, Connor	7	$6,344	12 (2)	$4,228 ($954)	66 (5)	$23,535 ($1,218)

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SSTSAI-SUP5 (1/25)